Share Capital - Treasury Shares (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Treasury shares	€ 202	€ 196
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	15,456	12,970